UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02151

Bancroft Fund Ltd.

(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore
Bancroft Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Copy to:
Steven B. King, Esq.
Ballard Spahr LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Registrant’s telephone number, including area code: 973-631-1177

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Fund Ltd. — Schedule of Investments — unaudited
July 31, 2014

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes — 72.7%

Airlines — 1.5%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	$1,000,000	$1,838,750

Automobiles — 0.4%
Tesla Motors, Inc., 1.25%, Due 3/1/21, (BBB)	500,000	469,688

Biotechnology — 9.2%
Acorda Therapeutics, Inc., 1.75%, Due 6/15/21, (A)	250,000	243,906
AMAG Pharmaceuticals, Inc., 2.50%, Due 2/15/19, (BB)	500,000	517,500
Array BioPharma Inc., 3.00%, Due 6/1/20, (BB)	250,000	235,312
Cepheid, 1.25%, Due 2/1/21, (A) (1)	800,000	756,000
Cubist Pharmaceuticals, Inc., 1.875%, Due 9/1/20, (BBB)	1,100,000	1,185,938
Emergent BioSolutions Inc., 2.875%, Due 1/15/21, (BBB)	800,000	827,000
Exelixis, Inc., 4.25%, Due 8/15/19, (BB)	1,000,000	941,250
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	900,000	3,620,254
Incyte Corp., 1.25%, Due 11/15/20, (BBB)	1,000,000	1,209,375
Merrimack Pharmaceuticals, Inc., 4.50%, Due 7/15/20, (BB)	250,000	291,250
OPKO Health Inc., 3.00%, Due 2/1/33, (BBB)	400,000	541,000
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (A)	250,000	940,625
		11,309,410

Capital Markets — 2.1%
BlackRock Kelso Capital Corp., 5.50%, Due 2/15/18, (BBB)	1,500,000	1,588,125
FXCM Inc., 2.25%, Due 6/15/18, (A)	1,000,000	1,003,750
		2,591,875

Communications Equipment — 2.2%
Infinera Corp., 1.75%, Due 6/1/18, (BBB)	1,250,000	1,312,500
InterDigital, Inc., 2.50%, Due 3/15/16, (A)	1,250,000	1,347,656
		2,660,156

Computers & Peripherals — 1.1%
SanDisk Corp., 1.50%, Due 8/15/17, (A)	750,000	1,372,031

Consumer Finance — 1.6%
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (BBB) (1)	1,250,000	1,396,875
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/20, (A)	500,000	590,000
		1,986,875

Diversified Consumer Services — 0.8%
Carriage Services, Inc., 2.75%, Due 3/15/21, (BBB) (1)	1,000,000	1,014,380

Diversified Telecommunications Services — 0.7%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	813,125

Electrical Equipment — 0.6%
SolarCity Corp., 2.75%, Due 11/1/18, (BBB)	500,000	700,000

Electronic Equipment Instruments — 1.4%
InvenSense, Inc., 1.75%, Due 11/1/18, (BBB) (1)	1,500,000	1,801,875

Energy Equipment & Services — 2.2%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	1,356,000	1,544,145
Hornbeck Offshore Services, Inc., 1.50%, Due 9/1/19, (BB)	1,000,000	1,166,250
		2,710,395

Food Products — 0.6%
Chiquita Brands International, 4.25%, Due 8/15/16, (CCC)	700,000	703,062

Bancroft Fund Ltd. — Schedule of Investments — continued
July 31, 2014

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes — continued

Health Care Equipment & Supplies — 0.2%
The Spectranetics Corporation, 2.625%, Due 6/1/34, (BBB)	$250,000	$281,406

Health Care Providers & Services — 1.2%
Molina Healthcare Inc., 1.125%, Due 1/15/20, (A)	1,250,000	1,471,094

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc., 1.25%, Due 7/1/20, (A)	750,000	855,938

Hotels, Restaurants & Leisure — 0.6%
MGM Resorts International, 4.25%, Due 4/15/15, (B)	500,000	743,438

Household Durables — 1.4%
Jarden Corp., 1.875%, Due 9/15/18, (BB)	750,000	994,688
Jarden Corp., 1.125%, Due 3/15/34, (BB) (1)	750,000	744,375
		1,739,063

Insurance — 0.7%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (A)	500,000	846,875

Internet & Catalog Retail — 2.2%
HomeAway, Inc., 0.125%, Due 4/1/19, (A) (1)	500,000	490,938
The Priceline Group Inc., 1.00%, Due 3/15/18, (BBB)	1,500,000	2,171,250
		2,662,188

Internet Software & Services — 4.9%
Cardtronics, Inc., 1.00%, Due 12/1/20, (BB)	1,250,000	1,241,412
Equinix Inc., 4.75%, Due 6/15/16, (B)	750,000	1,947,188
Move, Inc., 2.75%, Due 9/1/18, (A)	500,000	540,312
Web.com Group, Inc., 1.00%, Due 8/15/18, (BBB)	1,250,000	1,292,969
Yahoo! Inc., Due 12/1/18, (BB) (1)	1,000,000	1,013,125
		6,035,006

IT Services — 1.3%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A)	1,250,000	1,561,719

Life Science Tools & Services — 1.6%
Illumina, Inc., 0.25%, Due 3/15/16, (A)	500,000	969,378
Illumina, Inc., 0.50%, Due 6/15/21, (A) (1)	1,000,000	998,125
		1,967,503

Machinery — 0.8%
Chart Industries, Inc., 2.00%, Due 8/1/18, (BB)	750,000	986,250

Media — 0.8%
Liberty Media Corp., 1.375%, Due 10/15/23, (A)	1,000,000	1,026,250

Metals & Mining — 2.8%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BBB)	400,000	431,000
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	750,000	1,223,250
Royal Gold, Inc., 2.875%, Due 6/15/19, (A)	600,000	654,000
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	600,000	620,625
RTI International Metals, Inc., 1.625%, Due 10/15/19, (BBB)	500,000	489,688
		3,418,563

Oil, Gas & Consumable Fuels — 1.7%
Clean Energy Fuels Corp., 5.25%, Due 10/1/18, (BB)	500,000	472,812
Goodrich Petroleum Corp., 5.00%, Due 10/1/32, (CCC)	743,000	839,590
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	750,000	842,344
		2,154,746

Bancroft Fund Ltd. — Schedule of Investments — continued
July 31, 2014

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes — continued

Pharmaceuticals — 2.7%
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	$500,000	$1,857,500
Salix Pharmaceuticals, Ltd., 2.75%, Due 5/15/15, (B)	300,000	851,625
Salix Pharmaceuticals, Ltd., 1.50%, Due 3/15/19, (B)	300,000	621,375
		3,330,500

Real Estate Investment Trusts — 3.9%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/18, (A)	1,000,000	1,021,875
Colony Financial, Inc., 5.00%, Due 4/15/23, (AA)	1,250,000	1,329,688
IAS Operating Partnership LP, 5.00%, Due 3/15/18, (NR) (1)
(exchangeable for Invesco Mortgage Capital Inc. common stock)	1,000,000	983,125
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	300,000	483,938
RAIT Financial Trust, 4.00%, Due 10/1/33, (A)	500,000	480,625
Spirit Realty Capital, Inc., 3.75%, Due 5/15/21, (A)	500,000	506,252
		4,805,503

Real Estate Management — 0.8%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20, (B)	1,000,000	1,050,000

Semiconductors & Semiconductor Equipment — 9.2%
GT Advanced Technologies Inc., 3.00%, Due 12/15/20, (BB)	1,000,000	1,396,875
JinkoSolar Holding Co., Ltd., 4.00%, Due 2/1/19, (BB)	500,000	471,875
Micron Technology, Inc., 3.00%, Due 11/15/43, (BB)	1,750,000	2,157,969
NVIDIA Corp., 1.00%, Due 12/1/18, (BB) (1)	1,250,000	1,359,375
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,055,625
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	521,875
Spansion LLC, 2.00%, Due 9/1/20, (B)	500,000	762,812
SunEdison, Inc., 2.75%, Due 1/1/21, (BB)	500,000	784,688
SunEdison, Inc., 0.25%, Due 1/15/20, (BB) (1)	375,000	378,516
SunPower Corp., 0.875%, Due 6/1/21, (BBB) (1)	1,500,000	1,695,938
Xilinx, Inc., 2.625%, Due 6/15/17, (A)	500,000	737,500
		11,323,048

Software — 8.3%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	1,000,000	1,146,250
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	1,250,000	1,450,000
MercadoLibre, Inc., 2.25%, Due 7/1/19, (AA) (1)	500,000	510,938
NQ Mobile Inc., 4.00%, Due 10/15/18, (BB)	500,000	364,062
Nuance Communications, Inc., 2.75%, Due 11/1/31, (BB)	2,000,000	2,000,000
Proofpoint, Inc., 1.25%, Due 12/15/18, (BBB) (1)	1,250,000	1,440,625
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (A)	1,000,000	1,316,875
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	985,000
Verint Systems Inc., 1.50%, Due 6/1/21, (B)	950,000	969,000
		10,182,750

Textiles, Apparel & Luxury Goods — 1.7%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	750,000	1,074,375
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A)	750,000	1,079,062
		2,153,437

Trading Companies & Distributors — 0.8%
Kaman Corp., 3.25%, Due 11/15/17, (A)	750,000	968,906

Total Convertible Bonds and Notes		89,535,805

	Shares
Convertible Preferred Stock — 12.1%

Commercial Banks — 3.3%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	1,668,750
Wells Fargo & Co., 7.50%, (BBB)	2,000	2,420,000
		4,088,750

Bancroft Fund Ltd. — Schedule of Investments — continued
July 31, 2014

	Shares	Value (Note 1)
Convertible Preferred Stock — continued

Diversified Financial Services — 1.7%
Bank of America Corp., 7.25%, (BB)	1,800	$2,079,000

Food Products — 1.8%
Bunge Ltd., 4.875%, (BB)	7,500	800,250
Post Holdings, Inc., 3.75%, (B)	8,300	893,288
Post Holdings, Inc., 2.50%, (B)	5,000	459,688
		2,153,226

Machinery — 0.9%
Stanley Black & Decker, Inc., 6.25%, (BBB)	10,000	1,137,500

Oil, Gas & Consumable Fuels — 1.9%
Chesapeake Energy Corp., 5.75%, (B)	1,550	1,825,512
Halcon Resources Corp., 5.75%, (CCC)	500	520,000
		2,345,512

Real Estate Investment Trusts — 0.9%
Health Care REIT, Inc., 6.50%, (BB)	20,000	1,159,800

Specialty Retail — 0.6%
Amerivon Holdings LLC, 4.00%, (NR) (1,2,3)	655,793	763,605
Amerivon Holdings LLC, common equity units, (NR) (1,2,3)	272,728	16,364
		779,969

Thrift & Mortgage Finance — 1.0%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,194,960

Total Convertible Preferred Stock		14,938,717

Mandatory Convertible Securities — 11.9% (4)

Aerospace & Defense — 1.9%
United Technologies Corp., 7.50%, Due 8/1/15, (BBB)	40,000	2,372,800

Biotechnology — 0.9%
AmSurg Corp., 5.25%, Due 7/1/17, (B)	10,500	1,095,938

Electric Utilities — 1.8%
NextEra Energy, Inc., 5.599%, Due 6/1/15, (BBB)	7,500	465,375
NextEra Energy, Inc., 5.799%, Due 9/1/16, (BBB)	10,000	535,500
NextEra Energy, Inc., 5.889%, Due 9/1/15, (BBB)	20,000	1,208,600
		2,209,475

Food Products — 0.4%
Post Holdings, Inc., 5.25%, Due 6/1/17, (B)	2,500	244,688
Tyson Foods, Inc., 4.75%, Due 7/15/17, (NR)	5,000	250,000
		494,688

Insurance — 0.8%
Maiden Holdings, Ltd., 7.25%, Due 9/15/16, (NR)	22,500	1,051,425

Multi-Utilities — 1.1%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	12,500	692,500
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	12,500	692,750
		1,385,250

Real Estate Investment Trusts — 3.9%
American Tower Corp., 5.25%, Due 5/15/17, (BBB)	15,000	1,649,550
Crown Castle International Corp., 4.50%, Due 11/1/16, (B)	15,000	1,499,400
Weyerhaeuser Co., 6.375%, Due 7/1/16, (BBB)	30,000	1,652,700
		4,801,650

Road & Rail — 1.1%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,295,000

Total Mandatory Convertible Securities (4)		14,706,226

Bancroft Fund Ltd. — Schedule of Investments — continued
July 31, 2014

	Shares	Value (Note 1)
Common Stock — 0.5%

Insurance — 0.5%
MetLife, Inc.	12,680	$666,968

Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp.	1,380	8,211

Total Common Stock		675,179

Convertible Bonds and Notes — 72.7%		$89,535,805
Convertible Preferred Stock — 12.1%		14,938,717
Mandatory Convertible Securities — 12.0%		14,706,226
Common Stock — 0.6%		675,179
Total Investments — 97.4%		119,855,927

Other Assets, Net of Liabilites — 2.6%		3,237,477
Total Net Assets — 100.0%		$123,093,404

Bancroft Fund Ltd. — Schedule of Investments — continued
July 31, 2014

(1)  Security not registered under the Securities Act of 1933, as amended (the “Securities Act”) (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at July 31, 2014 was $15,364,179 which represented 12.5% of the Fund’s net assets.

(2)  Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $779,969 at July 31, 2014, which represented 0.6% of the Fund’s net assets.

(3)  Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of July 31, 2014, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	655,793	$1,500,000	$1.147	$763,605	0.62%

Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.060	16,364	0.01%

(4)  Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, but is rated by at least one other rating agency, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS *
AAA	0%
AA	1%
A	26%
BBB	31%
BB	25%
B	11%
CCC & below	2%
Not Rated	4%

*  Excludes common stocks and cash.

See accompanying notes.

Bancroft Fund Ltd. — Selected Notes to Financial Statements — unaudited

Bancroft Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 — Security Valuation — Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of July 31, 2014:

	Level 1	Level 2	Level 3	Totals
Investments in Securities:
Common Stock	$675,179	$—	$—	$675,179

Convertible Bonds and Notes	—	89,535,805	—	89,535,805

Convertible Preferred Stock:
Commercial Banks	—	4,088,750	—	4,088,750
Diversified Financial Services	—	2,079,000	—	2,079,000
Food Products	—	2,153,226	—	2,153,226
Machinery	—	1,137,500	—	1,137,500
Oil, Gas & Consumable Fuels	—	2,345,512	—	2,345,512
Real Estate Investment Trusts	—	1,159,800	—	1,159,800
Specialty Retail	—	—	779,969	779,969
Thrift & Mortgage Finance	—	1,194,960	—	1,194,960
Total Preferred Stock	—	14,158,748	779,969	14,938,717

Mandatory Convertible Securities	—	14,706,226	—	14,706,226
Total Investments	$675,179	$118,400,779	$779,969	$119,855,927

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at July 31, 2014, the end of the reporting period. The Fund recognized no transfers to or from Level 1 and Level 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Description	Investments in Securities
Beginning balance as of October 31, 2014	$780,024
Proceeds from sales	—
Gain/loss	—
Change in unrealized appreciation (depreciation)	(55)
Net transfers in/out of Level 3
Balance as of July 31, 2014	$779,969

Bancroft Fund Ltd. — Selected Notes to Financial Statements — continued

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2014:

	Fair Value July 31, 2014	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$779,969	Market Comparables/ Sum of the Parts Valuation/ Dividend Analysis	Liquidity Discount	Decrease

(1)  In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2)  This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 — Securities Transactions and Related Investment Income—Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 — Federal Income Tax Cost — At July 31, 2014, the cost basis of investments for federal income tax purposes, as well as unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation	$17,364,793
Unrealized depreciation	(1,876,482)
Net unrealized appreciation	15,488,311
Cost for federal income tax purposes	$104,367,616

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 28, 2014 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b)  There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.

By: /s/Thomas H. Dinsmore
 Thomas H. Dinsmore
 Chairman of the Board and
 Chief Executive Officer
 (Principal Executive Officer)

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
 Thomas H. Dinsmore
 Chairman of the Board and
 Chief Executive Officer
 (Principal Executive Officer)

Date: September 29, 2014

By: /s/Gary I. Levine
 Gary I. Levine
 Chief Financial Officer
 (Principal Financial Officer)

Date: September 29, 2014